Principal Subsidiaries - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Shenzhen Shekou Telecommunications Company Limited [member]
Disclosure of subsidiaries [line Items]
Percentage owned by the company	51.00%
Zhejiang Yixin Technology Co., Ltd. [member]
Disclosure of subsidiaries [line Items]
Percentage owned by the company	65.00%
E-surfing Pay Co., Ltd [member]
Disclosure of subsidiaries [line Items]
Percentage owned by the company	78.74%
China Telecom Group Finance Co., Ltd [member]
Disclosure of subsidiaries [line Items]
Percentage owned by the company	70.00%